Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (3,854,500)	$ (1,852,700)	$ (19,200,200)	$ (3,727,900)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation	95,600	33,800	200,000	87,500
Stock compensation expense	945,200	456,000	13,245,700	522,900
Non-cash interest			200	20,500
Inventory obsolescence impairment			22,200
Changes in operating assets and liabilities:
Unbilled receivables from granting agency				24,300
Inventories				(5,900)
Prepaid expenses and other current assets	75,400	(99,700)	(499,700)	46,200
Other assets				(6,600)
Accounts payable	273,600	(35,200)	(7,700)	293,400
Accrued expenses and other current liabilities	(65,400)	17,500	112,900	(151,300)
Deferred rent				(19,000)
Convertible promissory notes derivative liability				2,000
Net cash used for operating activities	(2,635,900)	(1,480,300)	(6,126,600)	(2,913,900)
Cash flows from investing activities:
Purchases of property and equipment	(44,700)	(406,300)	(1,457,600)	(302,700)
Net cash used for investing activities	(44,700)	(406,300)	(1,457,600)	(302,700)
Cash flows from financing activities:
Proceeds from sale of convertible promissory notes				250,000
Exercise of stock options				11,400
Proceeds from issuance of common stock			15,000,000
Issuance costs			(2,667,300)
Proceeds from warrant exercise			4,900
Proceeds from loan payable			115,600
Repayments of loan payable			(10,000)
Borrowings from note payable			540,500
Repayment of notes payable	(134,600)		(178,100)
Proceeds from Series B Preferred Stock issuance		3,000,000	3,000,000	4,500,000
Net cash (used in) provided by financing activities	(134,600)	3,000,000	15,805,600	4,761,400
Net change in cash and cash equivalents	(2,815,200)	1,113,400	8,221,400	1,544,800
Cash and cash equivalents:
Beginning of year	10,150,500	1,929,100	1,929,100	384,300
End of period	7,335,300	3,042,500	10,150,500	1,929,100
Supplemental disclosures of non-cash investing and financing activities:
Accruals for property and equipment	264,400	$ 230,700	220,500	74,700
Cash paid for interest on note payable	$ 3,700		$ 3,100
Conversion of accounts payable into convertible promissory notes				134,800
Conversion of convertible promissory notes and accrued interest into Series A1 Preferred Stock				407,300
Accretion and settlement of Series B Preferred Stock dividend				$ 40,000